Provision for Silicosis Settlement - Reconciliation of the Total Provision for the Silicosis Settlement (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Reconciliation of changes in other provisions
Balance at beginning of year	$ 70.0	$ 0.0
Balance at end of year	67.0	70.0
Provision raised for settlement
Reconciliation of changes in other provisions
Initial recognition	0.0	70.0
Change in estimate	(4.9)	0.0
Time value of money and inflation component	6.0	0.0
Translation loss	$ (4.0)	$ 0.0